INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of income taxes
	2019	2018
United States	$(8,548,570)	$(8,775,452)
Outside United States	(1,888,857)	(1,221,919)
Loss before income taxes	$(10,437,427)	$(9,997,371)

Schedule of components of deferred tax assets and liabilities
	2019	2018
US Federal Statutory Tax Rate	21.00%	21.00%
State taxes	4.35%	4.35%
NOL True-Ups	5.27%	2.47%

Change in valuation allowance	(30.62%)	(27.82%)
	0.00%	0.00%

Schedule of reconciliation from the U.S. Federal statutory income rate

	2019	2018
Deferred Tax Assets
Net Operating Loss	$7,681,718	$5,981,004
Stock Options	6,632,746	5,890,565
Charitable Contributions	1,267	1,267
Basis Difference in Intangible Assets	7,405	99,296
Basis Difference Fixed Assets	—	5,096
Accrued Payroll	51,907	42,939
Valuation Allowance	(14,365,195)	(11,938,078)
Total Deferred Tax Asset	9,848	37,089
Debt Discounts	(6,769)	(27,086)
Debt Issuance Costs	(2,501)	(10,003)
Basis Difference Fixed Assets	(578)	—
Total Deferred Tax Liability	(9,848)	(37,089)
Net Deferred Tax Asset	$—	$—